Other liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current
Profit-sharing and other employee related obligations	[1]	$ 8,908	$ 8,579
Non-current
Other employee related obligations		$ 1,081	$ 1,113

[1]	(a) Profit sharing and other employee related obligations As at December 31, 2018, there is a provision amounting to $5,965 for employee profit sharing in Peru and $2,943 for wages, salaries and other employee benefits outstanding (December 31, 2017 - $5,487 and $3,092, respectively).